Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
New Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 1,266,341
Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value		1,951,790
Debt instrument - carrying value, net of financing fees	1,825,671	1,839,170
Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value		531,250
Debt instrument - carrying value, net of financing fees		493,915
Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	666,000	863,504
Debt instrument - carrying value, net of financing fees	788,224	784,485
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	380,000
Debt instrument - carrying value, net of financing fees	$ 492,214